Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the policy of the Board and the compensation committee not to schedule stock option grant dates in anticipation of the release of material non-public information. Similarly, it is our practice not to time the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation.
Typically, annual equity awards to eligible employees, including our executive officers, and awards made in connection with a promotion, are made on the first trading day of the month following approval of such awards, which approval generally occurs at a regularly scheduled Board or compensation committee (as applicable) meeting in the first quarter of the fiscal year. Annual awards to members of our Board are made on the date of the first meeting of the Board following the annual meeting of stockholders, and awards to new hires are generally made on the 15th calendar day of the month following the later of approval of the award or the employee’s date of hire, as applicable, except that new hire executive grants are generally made as of the date of hire. During 2025, we did not grant stock options to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, 10-Q or 8-K that discloses material nonpublic information.

Award Timing Method	Typically, annual equity awards to eligible employees, including our executive officers, and awards made in connection with a promotion, are made on the first trading day of the month following approval of such awards, which approval generally occurs at a regularly scheduled Board or compensation committee (as applicable) meeting in the first quarter of the fiscal year. Annual awards to members of our Board are made on the date of the first meeting of the Board following the annual meeting of stockholders, and awards to new hires are generally made on the 15th calendar day of the month following the later of approval of the award or the employee’s date of hire, as applicable, except that new hire executive grants are generally made as of the date of hire.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
It is the policy of the Board and the compensation committee not to schedule stock option grant dates in anticipation of the release of material non-public information. Similarly, it is our practice not to time the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false